Brumadinho dam failure - Requests for fines or forfeit of assets (Details) R$ in Billions, $ in Billions	Aug. 26, 2020 USD ($)	Aug. 26, 2020 BRL (R$)	May 31, 2020 USD ($)	May 31, 2020 BRL (R$)
Brumadinho dam failure
Provision of bank or insurance guarantee	$ 5.1	R$ 26.7	$ 1.4	R$ 7.9